Significant Accounting Policies - Reconciliation of Groups Operating Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Lease Liabilities [Line Items]
Operating lease commitment as at December 31, 2018				$ 370,995
Finance lease liability as at December 31, 2018				$ 6,717
Lease liabilities recognized at January 1, 2019	$ 355,986	$ 355,591
IFRS 16
Lease Liabilities [Line Items]
Discounted using the incremental borrowing rate at January 1, 2019			$ (53,249)
Recognition exemption for short-term leases			(11,469)
Extension options reasonably certain to be exercised			48,113
Lease liabilities recognized at January 1, 2019			$ 361,107